TRANSACTION WITH RELATED PARTIES, Related Party Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2018
Related party loans [Abstract]
Loan payment	$ 1,614	$ 1,200
Related Entity [Member] | TRGI [Member] | Convertible Loan Note [Member]
Related party loans [Abstract]
Minimum external funding in subsidiary	3,000
Loan disbursements	$ 0		$ 0
Loan payment		$ 1,200